                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                    Investment Company Act File No. 811-04964
                  ---------------------------------------------

                      CREDIT SUISSE NEW YORK MUNICIPAL FUND
                    -----------------------------------------
               (Exact Name of Registrant as Specified in Charter)

               466 Lexington Avenue, New York, New York 10017-3140
              -----------------------------------------------------
               (Address of Principal Executive Offices) (Zip Code)

                                Hal Liebes, Esq.
                      Credit Suisse New York Municipal Fund
                              466 Lexington Avenue
                          New York, New York 10017-3140


Registrant's telephone number, including area code: (212) 875-3500

Date of fiscal year end: October 31, 2004

Date of reporting period: November 1, 2003 to April 30, 2004

ITEM 1. REPORTS TO STOCKHOLDERS.

[CREDIT SUISSE ASSET MANAGEMENT LOGO]


CREDIT SUISSE FUNDS

SEMIANNUAL REPORT

APRIL 30, 2004
(UNAUDITED)


- CREDIT SUISSE
  NEW YORK MUNICIPAL FUND


THE FUND'S INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES (WHICH SHOULD BE CONSIDERED CAREFULLY BEFORE INVESTING), AND MORE COMPLETE INFORMATION ABOUT THE FUND, ARE PROVIDED IN THE PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING. YOU MAY OBTAIN ADDITIONAL COPIES BY CALLING 800-927-2874 OR BY WRITING TO CREDIT SUISSE FUNDS, P.O. BOX 55030, BOSTON, MA 02205-5030.

CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., DISTRIBUTOR, IS LOCATED AT 466 LEXINGTON AVE., NEW YORK, NY 10017-3140. CREDIT SUISSE FUNDS ARE ADVISED BY CREDIT SUISSE ASSET MANAGEMENT, LLC.

INVESTORS IN THE CREDIT SUISSE FUNDS SHOULD BE AWARE THAT THEY MAY BE ELIGIBLE TO PURCHASE COMMON CLASS AND/OR ADVISOR CLASS SHARES (WHERE OFFERED) DIRECTLY OR THROUGH CERTAIN INTERMEDIARIES. SUCH SHARES ARE NOT SUBJECT TO A SALES CHARGE BUT MAY BE SUBJECT TO AN ONGOING SERVICE AND DISTRIBUTION FEE OF UP TO 0.50% OF AVERAGE DAILY NET ASSETS. INVESTORS IN THE CREDIT SUISSE FUNDS SHOULD ALSO BE AWARE THAT THEY MAY BE ELIGIBLE FOR A REDUCTION OR WAIVER OF THE SALES CHARGE WITH RESPECT TO CLASS A, B OR C SHARES. FOR MORE INFORMATION, PLEASE REVIEW THE RELEVANT PROSPECTUSES OR CONSULT YOUR FINANCIAL REPRESENTATIVE.

THE VIEWS OF THE FUND'S MANAGEMENT ARE AS OF THE DATE OF THE LETTER AND THE FUND HOLDINGS DESCRIBED IN THIS DOCUMENT ARE AS OF APRIL 30, 2004; THESE VIEWS AND FUND HOLDINGS MAY HAVE CHANGED SUBSEQUENT TO THESE DATES. NOTHING IN THIS DOCUMENT IS A RECOMMENDATION TO PURCHASE OR SELL SECURITIES.

FUND SHARES ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF CREDIT SUISSE ASSET MANAGEMENT, LLC ("CSAM") OR ANY AFFILIATE, ARE NOT FDIC-INSURED AND ARE NOT GUARANTEED BY CSAM OR ANY AFFILIATE. FUND INVESTMENTS ARE SUBJECT TO INVESTMENT RISKS, INCLUDING LOSS OF YOUR INVESTMENT.

CREDIT SUISSE NEW YORK MUNICIPAL FUND
SEMIANNUAL INVESTMENT ADVISER'S REPORT
April 30, 2004 (unaudited)


                                                                    May 18, 2004

Dear Shareholder:

   For the six months ended April 30, 2004, the Common Class and Class A shares (without sales charge) of Credit Suisse New York Municipal Fund(1) (the "Fund") returned -0.05% and -0.27%(2), respectively, versus a gain of 0.04% for the Lehman Brothers 5 Year Municipal Bond Index(3).

   The primary drivers of activity in New York municipal securities during the Fund's fiscal half-year, in our view, were the same as those that most influenced fixed income markets more broadly. These were the historically low level of nominal interest rates, and shifting perceptions about if and when the Federal Reserve (the "Fed") might choose to change its monetary policy to one of tightening from one of accommodation.

   The nominal fed funds rate remained at its multi-decade low of 1.00%, which compelled many investors to seek out higher yields within the fixed income universe (E.G., in high yield and investment-grade corporate debt), as well as riskier financial assets that offered the potential for higher returns. This affected the municipal market negatively in two ways. First, it appeared to dissuade municipal buyers from being in the market until yields rose. Second, it drew money away from municipals and into higher-risk assets such as stocks.

   As for monetary policy, the Fed publicly declared its intention to remain accommodative on numerous occasions. The Fed's official statement issued at its monetary policy meeting on March 16, though, was widely interpreted as a signal that the Fed was more inclined to alter its approach sooner than previously believed. After staying fairly solid for several months, bond prices fell sharply in April, when a number of economic indicators left a growing impression that the economy was strengthening to the point at which the Fed would have to step in and raise rates.

   An auspicious development within the municipal market itself was that the economy's rebound helped to boost tax revenues for numerous municipalities and, in turn, boded well for their underlying creditworthiness. This was true of New York State and New York City, whose respective ratings outlooks improved accordingly.

   The Fund underperformed its Lehman Brothers 5 Year Municipal Bond Index benchmark in the fiscal half-year principally because we maintained a duration approach that was consistent with our expectation that interest rates were most likely to rise. We thus kept the portfolio's overall duration (I.E., a measure of sensitivity to interest rates) lower than that of the benchmark. This proved unfavorable for most of the period while bond yields generally fell, but helped considerably in April while yields rose. We are hopeful that our duration stance will continue to benefit the Fund versus the benchmark going forward.

   Several aspects of our strategy contributed especially positively to half-year performance:

   - We sold some lower-rated issues whose prices had appreciated nicely, and used the proceeds to purchase higher-quality, more-liquid issues that subsequently appreciated.

   - We continued to own premium-structured callable issues, which tended to hold their value comparatively well amid bouts of market volatility.

   - We maintained a significantly below-benchmark allocation to bonds issued by Puerto Rico [note: Puerto Rico municipal debt is exempt from federal, state and local taxes in all states], which underperformed not only New York paper, but also the municipal market as a whole.

Lori A. Cohane,         Frank J. Biondo,
Co-Portfolio Manager    Co-Portfolio Manager

   THE FUND'S DIVIDENDS ARE DERIVED FROM INTEREST ON NEW YORK MUNICIPAL OBLIGATIONS THAT ARE EXEMPT FROM REGULAR FEDERAL INCOME TAXES AND FROM NEW YORK STATE AND NEW YORK CITY PERSONAL INCOME TAXES. SOME INCOME FROM THE FUND THAT IS EXEMPT FROM REGULAR FEDERAL TAXES MAY BE SUBJECT TO STATE AND CITY TAXES, AND SOME INCOME MAY BE SUBJECT TO THE FEDERAL ALTERNATIVE MINIMUM TAX. THIS FUND MAY BE MORE VOLATILE THAN A MORE GEOGRAPHICALLY DIVERSE MUNICIPAL FUND. IN THE AFTERMATH OF THE TERRORIST ATTACK ON SEPTEMBER 11, 2001, ISSUERS OF MUNICIPAL SECURITIES IN NEW YORK STATE AND NEW YORK CITY HAVE SUFFERED FINANCIAL DIFFICULTIES, WHICH COULD ADVERSELY AFFECT THE ABILITY OF THOSE ISSUERS TO MAKE PROMPT PAYMENTS OF PRINCIPAL AND INTEREST ON THEIR SECURITIES, AS WELL AS THE CREDIT RATING, MARKET VALUE AND YIELD OF SUCH SECURITIES. THE DEFAULT OR CREDIT-RATING DOWNGRADE OF ONE OF THESE ISSUERS COULD AFFECT THE MARKET VALUES AND MARKETABILITY OF ALL MUNICIPAL SECURITIES, THEREBY HURTING THE FUND'S PERFORMANCE. FURTHERMORE, IF THE FUND HAS DIFFICULTY FINDING ATTRACTIVE NEW YORK MUNICIPAL SECURITIES TO PURCHASE, THE FUND MAY PURCHASE SECURITIES THAT PAY INTEREST NOT EXEMPT FROM NEW YORK TAXES.

   IN ADDITION TO HISTORICAL INFORMATION, THIS REPORT CONTAINS FORWARD-LOOKING STATEMENTS, WHICH MAY CONCERN, AMONG OTHER THINGS, DOMESTIC AND FOREIGN MARKET, INDUSTRY AND ECONOMIC TRENDS AND DEVELOPMENTS AND GOVERNMENT REGULATION AND THEIR POTENTIAL IMPACT ON THE FUND'S INVESTMENT PORTFOLIO. THESE STATEMENTS ARE SUBJECT TO RISKS AND UNCERTAINTIES AND ACTUAL TRENDS, DEVELOPMENTS AND REGULATIONS IN THE FUTURE AND THEIR IMPACT ON THE FUND COULD BE MATERIALLY DIFFERENT FROM THOSE PROJECTED, ANTICIPATED OR IMPLIED. THE FUND HAS NO OBLIGATION TO UPDATE OR REVISE FORWARD-LOOKING STATEMENTS.

                 AVERAGE ANNUAL RETURNS AS OF MARCH 31, 2004(1)

                                                           SINCE      INCEPTION
                        1 YEAR    5 YEARS    10 YEARS    INCEPTION       DATE
                        -------   -------    --------    ---------    ----------
Common Class             3.28%     4.92%       5.29%        5.61%        4/1/87
Class A Without
   Sales Charge          2.99%       --          --         4.67%      11/30/01
Class A With
   Maximum
   Sales Charge         (0.08)%      --          --         3.30%      11/30/01

                 AVERAGE ANNUAL RETURNS AS OF APRIL 30, 2004(1)

                                                           SINCE      INCEPTION
                        1 YEAR    5 YEARS    10 YEARS    INCEPTION       DATE
                        -------   -------    --------    ---------    ----------
Common Class             1.15%     4.54%       5.03%        5.48%        4/1/87
Class A Without
   Sales Charge          0.79%       --          --         3.77%      11/30/01
Class A With
   Maximum
   Sales Charge         (2.21)%      --          --         2.46%      11/30/01

RETURNS REPRESENT PAST PERFORMANCE AND INCLUDE CHANGE IN SHARE PRICE AND REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. PAST PERFORMANCE CANNOT GUARANTEE FUTURE RESULTS. DUE TO MARKET VOLATILITY, THE PERFORMANCE OF THE FUNDS MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. RETURNS AND SHARE PRICE WILL FLUCTUATE, AND REDEMPTION VALUE MAY BE MORE OR LESS THAN ORIGINAL COST. THE PERFORMANCE RESULTS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH-END IS AVAILABLE AT www.csam.com/us.

----------
(1) Fee waivers and/or expense reimbursements reduced expenses for the Fund, without which performance would be lower. Waivers and/or reimbursements may be discontinued at any time.
(2) Total return for Class A shares for the reporting period based on offering price (with maximum sales charge of 3.00%) was -3.25%.
(3) The Lehman Brothers 5 Year Municipal Bond Index is an unmanaged index (with no defined investment objective) of municipal bonds with maturities of between four and six years, and is calculated by Lehman Brothers, Inc. Investors cannot invest directly in an index.

CREDIT SUISSE NEW YORK MUNICIPAL FUND
SCHEDULE OF INVESTMENTS
April 30, 2004 (unaudited)

      PAR                                                                   RATINGS+
     (000)                                                                (S&P/MOODY'S)   MATURITY       RATE%           VALUE
   ----------                                                             -------------   --------   ------------   --------------
MUNICIPAL BONDS (98.8%)
NEW YORK (95.5%)
   $    1,255   Brookhaven NY General Obligation Unlimited
                 (MBIA Insured) (Non-Callable)                             (AAA , Aaa)    08/15/14          5.000   $    1,353,907
          695   Metropolitan Transportation Authority New York
                 Transport Facilities Revenue Bonds,
                 Prerefunded Series C (FSA Insured)
                 (Callable 07/01/12 @ $100.00)                             (AAA , Aaa)    07/01/14          5.125          763,214
        1,315   Metropolitan Transportation Authority,
                 Commuter Facilities Revenue Bonds,
                 Series A (Non-Callable)                                   (AAA , Baa1)   07/01/05          5.000        1,370,085
        2,000   Metropolitan Transportation Authority,
                 Commuter Facilities Revenue Bonds,
                 Series A (Non-Callable)                                   (AAA , Baa1)   07/01/07          5.250        2,182,820
          200   Metropolitan Transportation Authority,
                 Commuter Facilities Revenue Bonds,
                 Series C-1 (FGIC Insured)
                 (Callable 07/01/07 @ $101.00)                             (AAA , Aaa)    07/01/22          5.500          223,206
        1,500   Metropolitan Transportation Authority,
                 Commuter Facilities Revenue Bonds,
                 Series C-1 (Non-Callable)                                 (AAA , Aaa)    07/01/05          6.000        1,579,815
        1,750   Metropolitan Transportation Authority,
                 Commuter Facilities Revenue Bonds,
                 Series D (MBIA Insured) (Non-Callable)                    (AAA , Aaa)    07/01/05          6.000        1,843,118
          200   Metropolitan Transportation Authority,
                 Commuter Facilities Revenue Bonds,
                 Series E (AMBAC Insured)
                 (Callable 07/01/07 @ $101.00)                             (AAA , Aaa)    07/01/11          5.000          216,320
        1,500   Metropolitan Transportation Authority,
                 Commuter Facilities Revenue Bonds,
                 Series R (Non-Callable)                                    (AAA , A3)    07/01/07          5.500        1,647,555
          600   Metropolitan Transportation Authority, NY,
                 Dedicated Tax Fund,
                 Series A (FGIC Insured)                                   (AAA , Aaa)    04/01/13          5.600          676,560
        1,000   Metropolitan Transportation Authority, NY,
                 Dedicated Tax Fund, Series A (Non-Callable)               (AAA , Aaa)    04/01/15          5.500        1,125,490
        1,000   Municipal Assistance Corp., New York City,
                 Revenue Bonds, Series H                                   (AA+ , Aa1)    07/01/07          6.250        1,118,900
          500   Municipal Assistance Corp., New York City,
                 Revenue Bonds, Series L                                   (AA+ , Aa1)    07/01/04          6.000          504,075
        1,000   Municipal Assistance Corp., New York City,
                 Revenue Bonds, Series M                                   (AA+ , Aa1)    07/01/08          5.500        1,111,970
          600   Municipal Assistance Corp., New York City,
                 Revenue Bonds, Series O                                   (AA+ , Aa1)    07/01/06          5.250          642,972
        1,500   Municipal Assistance Corp., New York City,
                 Revenue Bonds, Series P                                   (AA+ , Aa1)    07/01/08          5.000        1,639,155
        1,000   Nassau County New York Interim Finance,
                 Revenue Bonds, Series A                                   (AAA , Aaa)    11/15/09          5.000        1,092,850

                 See Accompanying Notes to Financial Statements.

      PAR                                                                   RATINGS+
     (000)                                                                (S&P/MOODY'S)   MATURITY       RATE%           VALUE
   ----------                                                             -------------   --------   ------------   --------------
MUNICIPAL BONDS
NEW YORK
   $      500   New York City General Obligation Unlimited,
                 Prerefunded Series H, Subseries 1-h
                 (Callable 08/01/04 @ 101.50)                               (A , A2)      08/01/08          6.000   $      513,550
        3,000   New York City General Obligation Unlimited,
                 Series A                                                   (A , A2)      08/01/06          7.000        3,310,830
        1,050   New York City General Obligation Unlimited,
                 Series D                                                   (A , A2)      08/01/07          5.750        1,147,324
        1,980   New York City General Obligation Unlimited,
                 Series E                                                   (A , A2)      08/01/08          5.250        2,145,508
        1,000   New York City General Obligation Unlimited,
                 Series F                                                   (A , A2)      08/01/09          5.000        1,075,580
        1,000   New York City General Obligation Unlimited,
                 Series H (Callable 03/15/11 @ $101.00)                     (A , A2)      03/15/13          5.750        1,091,490
        1,000   New York City General Obligation Unlimited,
                 Series J (Callable 08/01/07 @ $101.00)                     (A , A2)      08/01/11          6.125        1,102,660
          105   New York City General Obligation Unlimited,
                 Unrefunded Series H, Subseries h1
                 (Callable 08/01/04 @ $101.50)                              (A , A2)      08/01/08          6.000          107,601
        1,000   New York City Industrial Development Agency,
                 YMCA Greater NY Project                                  (BBB+ , Baa1)   08/01/06          6.000        1,077,870
        1,000   New York City Municipal Water Finance Authority,
                 Revenue Bonds, Series B (Non-Callable)                    (AAA , Aaa)    06/15/14          5.000        1,074,350
        1,000   New York City Municipal Water Finance Authority,
                 Revenue Bonds, Series D                                    (AA , Aa2)    06/15/15          5.250        1,071,240
          465   New York City Transitional Finance Authority,
                 PreRefunded Future Tax, Series B                          (AA+ , Aa2)    02/01/08          5.500          513,039
          205   New York City Transitional Finance Authority,
                 PreRefunded Future Tax, Series C                          (AA+ , Aa2)    02/01/08          5.500          226,179
        1,000   New York City Transitional Finance Authority,
                 Unrefunded Future Tax Secured, Series B#                  (AA+ , Aa2)    02/01/29          5.250        1,081,440
          760   New York City Transitional Finance Authority,
                 Unrefunded Future Tax, Series B                           (AA+ , Aa2)    02/01/08          5.500          834,229
          300   New York City Transitional Finance Authority
                 Revenue Bonds, Series B                                   (AA+ , Aa2)    05/01/07          4.750          320,172
          895   New York City Transitional Finance Authority
                 Revenue Bonds, Unrefunded Future Tax, Series B            (AA+ , Aa2)    02/01/08          5.500          982,415
        1,020   New York State Dormitory Authority,
                 Consolidated City University Systems,
                 Revenue Bonds, Series A                                   (AA- , A3)     07/01/05          5.700        1,068,950
        1,000   New York State Dormitory Authority,
                 Lenox Hill Hospital Obligation Group,
                 Revenue Bonds                                              (A- , A3)     07/01/09          5.250        1,095,170
        1,265   New York State Dormitory Authority,
                 Mental Health Services Facilities
                 Revenue Bonds, Series G                                   (AAA , Aaa)    02/15/09          5.250        1,385,479

                 See Accompanying Notes to Financial Statements.

      PAR                                                                   RATINGS+
     (000)                                                                (S&P/MOODY'S)   MATURITY       RATE%           VALUE
   ----------                                                             -------------   --------   ------------   --------------
MUNICIPAL BONDS
NEW YORK
   $    1,745   New York State Dormitory Authority,
                 State University Dormitory Facilities
                 Revenue Bonds, Series A (AMBAC Insured)                   (AAA , Aaa)    07/01/06          5.750   $    1,885,717
        1,000   New York State Dormitory Authority,
                 State University Educational Facilities,
                 Revenue Bonds, Series B
                 (Callable 05/15/08 @ $101.00)                             (AA- , A3)     05/15/09          5.250        1,087,310
          350   New York State Dormitory Authority,
                 Unrefunded Balance Revenue Bonds,
                 Series B (Non-Callable)                                   (AA- , A3)     02/15/07          6.000          382,175
          520   New York State Environmental Facilities Corp.,
                 Clean Water & Drinking, Revenue Bonds
                 Revolving Funds, Series A (Non-Callable)                  (AAA , Aaa)    04/15/10          4.250          547,810
        1,125   New York State Local Government Assistance Corp.,
                 Revenue Bonds, Series A                                   (AAA , Aaa)    04/01/06          6.000        1,211,186
        1,000   New York State Local Government Assistance Corp.,
                 Revenue Bonds, Series A (Non-Callable)                     (AA , A1)     04/01/07          6.000        1,101,040
          100   New York State Power Authority,
                 General Purpose Revenue Bonds                             (AAA , Aaa)    01/01/18          7.000          119,640
          800   New York State Urban Development Corp.,
                 Correctional & Youth Facilities
                 Revenue Bonds, Series A                                   (AA- , A3)     01/01/17          5.000          856,536
        1,000   New York State Urban Development Corp.,
                 Correctional Facilities Service Contract
                 Revenue Bonds, Series C
                 (Callable 01/01/09 @ $101.00)                             (AAA , Aaa)    01/01/13          6.000        1,142,460
        1,000   New York State Urban Development Corp.,
                 State Facilities Revenue Bonds                            (AA- , A3)     04/01/11          5.750        1,123,780
        1,000   Rockland County New York General Obligation
                 Bonds, (Callable 10/15/09 @ $101.00)                      (AA- , A1)     10/15/14          5.500        1,104,000
        1,000   Triborough Bridge & Tunnel Authority,
                 Revenue Bonds, Series A                                   (AAA , Aa3)    01/01/07          5.500        1,085,720
        1,420   Triborough Bridge & Tunnel Authority,
                 Revenue Bonds, Series A
                 (Callable 01/01/09 @ $101.00)                             (AAA , Aa3)    01/01/18          5.125        1,577,790
          600   Triborough Bridge & Tunnel Authority,
                 Revenue Bonds, Series B                                   (AA- , Aa3)    11/15/16          5.250          643,704
        1,000   Triborough Bridge & Tunnel Authority,
                 Revenue Bonds, Series B                                   (AAA , Aa3)    01/01/09          5.500        1,113,350
        1,000   Triborough Bridge & Tunnel Authority,
                 Revenue Bonds, Series Y                                   (AAA , Aa3)    01/01/06          5.800        1,065,780
          330   White Plains NY, General Obligation Unlimited,
                 Public Improvement Project (MBIA Insured)
                 (Non-Callable)                                            (AAA , Aaa)    04/01/09          4.000          344,906
                                                                                                                    --------------
TOTAL NEW YORK (Cost $54,350,862)                                                                                       56,709,992
                                                                                                                    --------------

                 See Accompanying Notes to Financial Statements.

      PAR                                                                   RATINGS+
     (000)                                                                (S&P/MOODY'S)   MATURITY       RATE%           VALUE
   ----------                                                             -------------   --------   ------------   --------------
MUNICIPAL BONDS
PUERTO RICO (3.3%)
   $    1,000   Puerto Rico Commonwealth Aqueduct & Sewer
                 Authority, Revenue Bonds (MBIA Insured)                   (AAA , Aaa)    07/01/07          6.000   $    1,113,580
          785   Puerto Rico Public Buildings Authority,
                 Government Facilities Revenue Bonds, Series C             (A- , Baa1)    07/01/05          5.000          813,762
                                                                                                                    --------------
TOTAL PUERTO RICO (Cost $1,833,944)                                                                                      1,927,342
                                                                                                                    --------------

TOTAL MUNICIPAL BONDS (Cost $56,184,806)                                                                                58,637,334
                                                                                                                    --------------

   NUMBER OF
    SHARES
   ----------
SHORT-TERM INVESTMENT (0.3%)
      181,290   Blackrock Provident New York Money Fund
                (Cost $181,290)                                                                                            181,290
                                                                                                                    --------------

TOTAL INVESTMENTS AT VALUE (99.1%) (Cost $56,366,096)                                                                   58,818,624

OTHER ASSETS IN EXCESS OF LIABILITIES (0.9%)                                                                              553,094
                                                                                                                    --------------

NET ASSETS (100.0%)                                                                                                 $   59,371,718
                                                                                                                    ==============

                            INVESTMENT ABBREVIATIONS
                  AMBAC = American Municipal Bond Assurance Corporation
                   FGIC = Financial Guaranty Insurance Company
                    FSA = Financial Security Assurance, Inc.
                   MBIA = MBIA Insurance Corporation

+ Credit ratings given by the Standard & Poor's Division of The McGraw-Hill Companies, Inc. ("S&P") and Moody's Investors Service, Inc. ("Moody's") are unaudited.

# Variable rate obligations -- The interest rate shown is the rate as of April 30, 2004.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE NEW YORK MUNICIPAL FUND
STATEMENT OF ASSETS AND LIABILITIES
April 30, 2004 (unaudited)

ASSETS
    Investments at value (Cost $56,366,096) (Note 1)                               $    58,818,624
    Interest receivable                                                                    797,467
    Receivable for fund shares sold                                                         11,516
    Receivable from investment adviser (Note 2)                                              8,910
    Prepaid expenses                                                                        30,476
                                                                                   ---------------
       Total Assets                                                                     59,666,993
                                                                                   ---------------
LIABILITIES
    Administrative services fee payable (Note 2)                                            11,581
    Distribution fee payable (Note 2)                                                          315
    Payable for fund shares redeemed                                                       214,390
    Dividend payable                                                                        15,201
    Other accrued expenses payable                                                          53,788
                                                                                   ---------------
       Total Liabilities                                                                   295,275
                                                                                   ---------------
NET ASSETS
    Capital stock, $0.001 par value (Note 5)                                                 5,706
    Paid-in capital (Note 5)                                                            56,726,040
    Accumulated net investment loss                                                             (5)
    Accumulated net realized gain on investments                                           187,449
    Net unrealized appreciation from investments                                         2,452,528
                                                                                   ---------------
       Net Assets                                                                  $    59,371,718
                                                                                   ===============
COMMON SHARES
    Net assets                                                                     $    57,862,704
    Shares outstanding                                                                   5,560,736
                                                                                   ---------------
    Net asset value, offering price, and redemption price per share                $         10.41
                                                                                   ===============
A SHARES
    Net assets                                                                     $     1,509,014
    Shares outstanding                                                                     144,784
                                                                                   ---------------
    Net asset value and redemption price per share                                 $         10.42
                                                                                   ===============
    Maximum offering price per share (net asset value/(1-3.00%))                   $         10.74
                                                                                   ===============

                 See Accompanying Notes to Financial Statements.

STATEMENT OF OPERATIONS
For the Six Months Ended April 30, 2004 (unaudited)

INTEREST INCOME (Note 1)                                                           $     1,303,096
                                                                                   ---------------
EXPENSES
    Investment advisory fees (Note 2)                                                      125,911
    Administrative services fees (Note 2)                                                   53,862
    Distribution fees (Note 2)
       Class A                                                                               1,920
    Transfer agent fees (Note 2)                                                            32,267
    Legal fees                                                                              26,162
    Printing fees (Note 2)                                                                  14,535
    Registration fees                                                                       10,681
    Audit fees                                                                               9,588
    Trustees' fees                                                                           8,659
    Insurance expense                                                                        7,363
    Custodian fees                                                                           3,822
    Commitment fees (Note 3)                                                                 1,150
    Miscellaneous expense                                                                    7,210
                                                                                   ---------------
       Total expenses                                                                      303,130
    Less: fees waived (Note 2)                                                            (112,851)
                                                                                   ---------------
       Net expenses                                                                        190,279
                                                                                   ---------------
         Net investment income                                                           1,112,817
                                                                                   ---------------
NET REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS
    Net realized gain from investments                                                     187,510
    Net change in unrealized appreciation (depreciation) from investments               (1,328,442)
                                                                                   ---------------
    Net realized and unrealized loss from investments                                   (1,140,932)
                                                                                   ---------------
    Net decrease in net assets resulting from operations                           $       (28,115)
                                                                                   ===============

                 See Accompanying Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                        FOR THE SIX MONTHS
                                                                                              ENDED                FOR THE YEAR
                                                                                          APRIL 30, 2004              ENDED
                                                                                            (UNAUDITED)          OCTOBER 31, 2003
                                                                                        ------------------      ------------------
FROM OPERATIONS
  Net investment income                                                                 $        1,112,817      $        2,600,666
  Net realized gain from investments                                                               187,510                 471,936
  Net change in unrealized appreciation (depreciation) from investments                         (1,328,442)                 69,237
                                                                                        ------------------      ------------------
    Net increase (decrease) in net assets resulting from operations                                (28,115)              3,141,839
                                                                                        ------------------      ------------------
FROM DIVIDENDS AND DISTRIBUTIONS
  Dividends from net investment income
    Common Class shares                                                                         (1,087,545)             (2,571,775)
    Class A shares                                                                                 (25,277)                (28,891)
  Distributions from net realized gains
    Common Class shares                                                                           (460,485)             (1,379,597)
    Class A shares                                                                                 (11,457)                (19,072)
                                                                                        ------------------      ------------------
    Net decrease in net assets resulting from dividends and distributions                       (1,584,764)             (3,999,335)
                                                                                        ------------------      ------------------
FROM CAPITAL SHARE TRANSACTIONS (Note 5)
  Proceeds from sale of shares                                                                   4,770,074              37,966,195
  Reinvestment of dividends and distributions                                                    1,467,254               3,665,536
  Net asset value of shares redeemed                                                           (10,211,423)            (59,390,146)
                                                                                        ------------------      ------------------
    Net decrease in net assets from capital share transactions                                  (3,974,095)            (17,758,415)
                                                                                        ------------------      ------------------
  Net decrease in net assets                                                                    (5,586,974)            (18,615,911)

NET ASSETS
  Beginning of period                                                                           64,958,692              83,574,603
                                                                                        ------------------      ------------------
  End of period                                                                         $       59,371,718      $       64,958,692
                                                                                        ==================      ==================
  Accumulated Net Investment Loss                                                       $               (5)     $               --
                                                                                        ==================      ==================

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE NEW YORK MUNICIPAL FUND
FINANCIAL HIGHLIGHTS
(For a Common Class Share of the Fund Outstanding Throughout Each Period)

                                                        FOR THE SIX
                                                        MONTHS ENDED                     FOR THE YEAR ENDED OCTOBER 31,
                                                       APRIL 30, 2004       ----------------------------------------------------
                                                         (UNAUDITED)             2003              2002                2001
                                                       --------------       --------------    --------------      --------------
PER SHARE DATA
  Net asset value, beginning of period                 $        10.68       $        10.81    $        10.74      $        10.24
                                                       --------------       --------------    --------------      --------------

INVESTMENT OPERATIONS
  Net investment income                                          0.19                 0.38              0.38(1)             0.43
  Net gain (loss) on investments
    (both realized and unrealized)                              (0.19)                0.05              0.13                0.50
                                                       --------------       --------------    --------------      --------------

      Total from investment operations                           0.00                 0.43              0.51                0.93
                                                       --------------       --------------    --------------      --------------

LESS DIVIDENDS AND DISTRIBUTIONS
  Dividends from net investment income                          (0.19)               (0.38)            (0.38)              (0.43)
  Distributions from net realized gains                         (0.08)               (0.18)            (0.06)                 --
                                                       --------------       --------------    --------------      --------------

      Total dividends and distributions                         (0.27)               (0.56)            (0.44)              (0.43)
                                                       --------------       --------------    --------------      --------------

NET ASSET VALUE, END OF PERIOD                         $        10.41       $        10.68    $        10.81      $        10.74
                                                       ==============       ==============    ==============      ==============
      Total return(2)                                           (0.05)%               4.05%             4.91%               9.20%

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period (000s omitted)             $       57,863       $       63,423    $       83,434      $      113,371
    Ratio of expenses to average net assets(3)                   0.60%(4)             0.60%             0.60%               0.60%
    Ratio of net investment income to average
      net assets                                                 3.54%(4)             3.51%             3.58%               4.03%
    Decrease reflected in above operating
      expense ratios due to waivers                              0.36%(4)             0.26%             0.25%               0.16%
  Portfolio turnover rate                                          14%                   6%               34%                 51%

                                                           FOR THE YEAR ENDED OCTOBER 31,
                                                       -----------------------------------
                                                            2000                 1999
                                                       --------------       --------------
PER SHARE DATA
  Net asset value, beginning of period                 $        10.04       $        10.54
                                                       --------------       --------------

INVESTMENT OPERATIONS
  Net investment income                                          0.44                 0.42
  Net gain (loss) on investments
    (both realized and unrealized)                               0.20                (0.44)
                                                       --------------       --------------

      Total from investment operations                           0.64                (0.02)
                                                       --------------       --------------

LESS DIVIDENDS AND DISTRIBUTIONS
  Dividends from net investment income                          (0.44)               (0.42)
  Distributions from net realized gains                            --                (0.06)
                                                       --------------       --------------

      Total dividends and distributions                         (0.44)               (0.48)
                                                       --------------       --------------

NET ASSET VALUE, END OF PERIOD                         $        10.24       $        10.04
                                                       ==============       ==============
      Total return(2)                                            6.54%               (0.26)%

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period (000s omitted)             $       74,948       $       83,934
    Ratio of expenses to average net assets(3)                   0.62%                0.61%
    Ratio of net investment income to average
      net assets                                                 4.37%                4.03%
    Decrease reflected in above operating
      expense ratios due to waivers                              0.11%                0.10%
  Portfolio turnover rate                                          29%                  55%

(1) Per share information is calculated using the average shares outstanding method.

(2) Total returns are historical and assume changes in share price and reinvestment of all dividends and distributions. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

(3) Interest earned on uninvested cash balances may be used to offset portions of the transfer agent expense. These arrangements resulted in a reduction to the net expense ratio by .02% and .01% for the years ended October 31, 2000 and 1999, respectively. The Common Class shares' net operating expense ratio after reflecting these arrangements was .60% for the years ended October 31, 2000 and 1999, respectively. For the six months ended April 30, 2004, and the years ended October 31, 2003, 2002 and 2001, there was no effect on the net operating expense ratio because of transfer agent credits.

(4)  Annualized.

                 See Accompanying Notes to Financial Statements.

(For a Class A Share of the Fund Outstanding Throughout Each Period)

                                                                 FOR THE SIX
                                                                 MONTHS ENDED              FOR THE YEAR        FOR THE PERIOD
                                                                APRIL 30, 2004                 ENDED                ENDED
                                                                  (UNAUDITED)            OCTOBER 31, 2003     OCTOBER 31, 2002(1)
                                                               ------------------       ------------------    -------------------
PER SHARE DATA
  Net asset value, beginning of period                         $            10.70       $            10.81    $            10.61
                                                               ------------------       ------------------    ------------------

INVESTMENT OPERATIONS
  Net investment income                                                      0.17                     0.35                  0.31(2)
  Net gain (loss) on investments
    (both realized and unrealized)                                          (0.20)                    0.07                  0.26
                                                               ------------------       ------------------    ------------------

      Total from investment operations                                      (0.03)                    0.42                  0.57
                                                               ------------------       ------------------    ------------------

LESS DIVIDENDS AND DISTRIBUTIONS
  Dividends from net investment income                                      (0.17)                   (0.35)                (0.31)
  Distributions from net realized gains                                     (0.08)                   (0.18)                (0.06)
                                                               ------------------       ------------------    ------------------

      Total dividends and distributions                                     (0.25)                   (0.53)                (0.37)
                                                               ------------------       ------------------    ------------------

NET ASSET VALUE, END OF PERIOD                                 $            10.42       $            10.70    $            10.81
                                                               ==================       ==================    ==================
      Total return(3)                                                       (0.27)%                   3.97%                 5.46%

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period (000s omitted)                     $            1,509       $            1,535    $              140
    Ratio of expenses to average net assets(4)                               0.85%(5)                 0.85%                 0.85%(5)
    Ratio of net investment income to average net assets                     3.29%(5)                 3.29%                 3.21%(5)
    Decrease reflected in above operating expense
      ratios due to waivers                                                  0.36%(5)                 0.26%                 0.36%(5)
  Portfolio turnover rate                                                      14%                       6%                   34%

(1)  For the period November 30, 2001 (inception date) through October 31, 2002.

(2) Per share information is calculated using the average shares outstanding method.

(3) Total returns are historical and assume changes in share price, reinvestment of all dividends and distributions, and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

(4) Interest earned on uninvested cash balances is used to offset portions of the transfer agent expense. For the six months ended April 30, 2004, the year ended October 31, 2003 and the period ended October 31, 2002, there was no effect on the net operating expense ratio because of transfer agent credits.

(5)  Annualized.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE NEW YORK MUNICIPAL FUND
NOTES TO FINANCIAL STATEMENTS
April 30, 2004 (unaudited)

NOTE 1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

   Credit Suisse New York Municipal Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a non-diversified open-end management investment company that seeks to maximize current interest income exempt from regular federal income taxes, New York State and New York City personal income taxes, to the extent consistent with prudent investment management and the preservation of capital. The Fund was organized under the laws of the Commonwealth of Massachusetts as a business trust on December 23, 1986.

   The Fund is authorized to offer two classes of shares: Common Class and Class A shares. Each class of shares represents an equal pro rata interest in the Fund, except that they bear different expenses which reflect the difference in the range of services provided to them. Effective December 12, 2001, the Common Class closed to new investors. Class A shares are sold subject to a front-end sales charge of up to 3.00%.

   A) SECURITY VALUATION -- The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the "Exchange") on each day the Exchange is open for business. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that this method would not represent fair value. The Fund's equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the "Valuation Time"). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities. Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Fund's Valuation Time but after the close of the securities' primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees under procedures established by the Board of Trustees. The Fund may utilize a service provided by an independent third party which has been approved by the Board of Trustees to fair value certain Fund portfolio securities.

   B) SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on a trade date basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. Certain expenses are class-specific expenses and vary by class. Income, expenses (excluding class-specific expenses) and realized/unrealized gains/losses are allocated proportionately to each class of shares based upon the relative net asset value of the outstanding shares of that class. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes.

   C) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income are declared daily and paid monthly. Distributions of net realized capital gains, if any, are declared and paid at least annually. However, to the extent that a net realized capital gain can be reduced by a capital loss carryforward, such gain will not be distributed. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America ("GAAP").

   D) FEDERAL INCOME TAXES -- No provision is made for federal taxes as it is the Fund's intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders, which will be sufficient to relieve it from federal income and excise taxes.

   E) USE OF ESTIMATES -- The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

   F) SHORT-TERM INVESTMENTS -- The Fund, together with other funds/portfolios advised by Credit Suisse Asset Management, LLC ("CSAM"), an indirect, wholly-owned subsidiary of Credit Suisse Group, pools available cash into either a short-term variable rate time deposit issued by State Street Bank and Trust Company ("SSB"), the Fund's custodian, or a money market fund advised by CSAM. The short-term time deposit issued by SSB is a variable rate account classified as a short-term investment.

   G) SECURITIES LENDING -- Loans of securities are required at all times to be secured by collateral at least equal to 102% of the market value of domestic securities on loan (including any accrued interest thereon) and 105% of the market value of foreign securities on loan (including any accrued interest thereon). Cash collateral received by the Fund in connection with securities lending activity may be pooled together with cash collateral for other funds/portfolios advised by CSAM and may be invested in a variety of investments, including certain CSAM-advised funds, funds advised by SSB, the Fund's securities lending agent or money market instruments. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The Fund had no securities out on loan during the six months ended April 30, 2004.

   Prior to March 17, 2004, Credit Suisse First Boston ("CSFB"), an affiliate of CSAM, had been engaged by the Fund to act as the Fund's securities lending agent. The Fund earned no income from securities lending for the six months ended April 30, 2004.

   Effective March 17, 2004, SSB has been engaged by the Fund to act as the Fund's securities lending agent. The Fund's securities lending arrangement provides that the Fund and SSB will share the net income earned from the securities lending activities, with the Fund receiving 70% and SSB receiving 30% of the earnings from the investment of cash collateral or any other securities lending income in accordance with the provisions of the securities lending agency agreement. Securities lending income is accrued as earned.

   H) OTHER -- The interest on New York municipal obligations is excluded from gross income for federal income tax purposes and exempt from New York State and New York City personal income taxes. A portion of income may be subject to state and City taxes or the federal alternative minimum tax. This Fund may be riskier than a more geographically diverse municipal fund.

NOTE 2. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

   CSAM serves as investment adviser for the Fund. For its investment advisory services, CSAM is entitled to receive a fee from the Fund at an annual rate of 0.40% of the Fund's average daily net assets. For the six months ended April 30, 2004, investment advisory fees earned and voluntarily waived for the Fund were $125,911 and $112,851, respectively.

   Credit Suisse Asset Management Securities, Inc. ("CSAMSI"), an affiliate of CSAM, and SSB serve as co-administrators to the Fund.

   For its co-administrative services, CSAMSI currently receives a fee calculated at an annual rate of 0.10% of the Fund's average daily net assets.

For the six months ended April 30, 2004, co-administrative services fees earned by CSAMSI were $31,478.

   For its co-administrative services, SSB receives a fee, exclusive of out-of-pocket expenses, based upon the following fee schedule calculated in total for all the Credit Suisse funds/portfolios co-administered by SSB and allocated based upon relative average net assets of each fund/portfolio subject to an annual minimum fee.

            AVERAGE DAILY NET ASSETS                         ANNUAL RATE
            ------------------------                         -----------
            First $5 billion                       0.050% of average daily net assets
            Next $5 billion                        0.035% of average daily net assets
            Over $10 billion                       0.020% of average daily net assets

   For the six months ended April 30, 2004, co-administrative service fees earned by SSB (including out-of-pocket expenses) were $22,384.

   In addition to serving as the Fund's co-administrator, CSAMSI currently serves as distributor to the Fund's shares. Pursuant to a distribution plan adopted by the Fund pursuant to Rule 12b-1 under the 1940 Act, CSAMSI receives a fee for its distribution services. This fee is calculated at an annual rate of 0.25% of the average daily net assets of the Class A shares. Common Class shares are not subject to distribution fees.

   Certain brokers, dealers and financial representatives provide transfer agent related services to the Fund, and receive compensation for these services from CSAM. CSAM is then reimbursed by the Fund. For the six months ended April 30, 2004, the Fund reimbursed CSAM $27,338, which is included in the Fund's transfer agent expense.

   For the six months ended April 30, 2004, CSAMSI and its affiliates advised the Fund that they retained $95 from commissions earned on the sale of the Fund's Class A shares.

   Merrill Corporation ("Merrill"), an affiliate of CSAM, has been engaged by the Fund to provide certain financial printing and fulfillment services. For the six months ended April 30, 2004, Merrill was paid $6,348 for its services to the Fund.

NOTE 3. LINE OF CREDIT

   The Fund, together with other funds/portfolios advised by CSAM (collectively, the "Participating Funds"), participates in a $75 million committed, unsecured line of credit facility ("Credit Facility") for temporary or emergency purposes with Deutsche Bank, A.G. as administrative agent and syndication agent and SSB as operations agent. Under the terms of the Credit Facility, the Participating Funds pay an aggregate commitment fee at a rate of 0.10% per annum on the average unused amount of the Credit Facility, which is allocated among the Participating Funds in such manner as is determined by the governing Boards of the Participating Funds. In addition, the Participating Funds pay interest on borrowings at the Federal Funds rate plus 0.50%. At April 30, 2004 and during the six months ended April 30, 2004, the Fund had no borrowings under the Credit Facility.

NOTE 4. PURCHASES AND SALES OF SECURITIES

   For the six months ended April 30, 2004, purchases and sales of investment securities (excluding short-term investments) were $8,419,980 and $12,432,143, respectively.

   At April 30, 2004, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation from investments were $56,366,096, $2,670,526, $(217,998) and $2,452,528, respectively.

NOTE 5. CAPITAL SHARE TRANSACTIONS

   The Fund is authorized to issue an unlimited number of full and fractional shares of beneficial interest, $.001 par value per share, of which an unlimited number of shares are classified as Common Class shares and an unlimited number of shares are classified as Class A shares. Transactions in capital shares for each class were as follows:

                                                               COMMON CLASS
                                      -------------------------------------------------------------
                                        FOR THE SIX MONTHS ENDED           FOR THE YEAR ENDED
                                       APRIL 30, 2004 (UNAUDITED)           OCTOBER 31, 2003
                                      -------------------------------------------------------------
                                       SHARES          VALUE            SHARES            VALUE
                                      ---------   ---------------     -----------   ---------------
Shares sold                            430,791    $     4,590,224      3,303,255    $    35,488,737
Shares issued in reinvestment
  of dividends and distributions       135,571          1,437,637        339,279          3,622,524
Shares redeemed                       (942,784)       (10,016,780)    (5,426,136)       (58,276,481)
                                      --------    ---------------     ----------    ---------------
Net decrease                          (376,422)   $    (3,988,919)    (1,783,602)   $   (19,165,220)
                                      ========    ===============     ==========    ===============

                                                                 CLASS A
                                      -------------------------------------------------------------
                                        FOR THE SIX MONTHS ENDED           FOR THE YEAR ENDED
                                       APRIL 30, 2004 (UNAUDITED)           OCTOBER 31, 2003
                                      -------------------------------------------------------------
                                       SHARES          VALUE            SHARES            VALUE
                                      ---------   ---------------     -----------   ---------------
Shares sold                             16,818    $       179,850        230,225    $     2,477,458
Shares issued in reinvestment
  of dividends and distributions         2,789             29,617          4,031             43,012
Shares redeemed                        (18,310)          (194,643)      (103,752)        (1,113,665)
                                      --------    ---------------     ----------    ---------------
Net increase                             1,297    $        14,824        130,504    $     1,406,805
                                      ========    ===============     ==========    ===============

   On April 30, 2004, the number of shareholders that held 5% or more of the outstanding shares of each class of the Fund were as follows:

                                          NUMBER OF           APPROXIMATE PERCENTAGE
                                         SHAREHOLDERS          OF OUTSTANDING SHARES
                                         ------------         ----------------------
           Common Class                       2                         48%
           Class A                            4                         75%

   Some of the shareholders are omnibus accounts, which hold shares on behalf of individual shareholders.

NOTE 6. CONTINGENCIES

   In the normal course of business, the Fund may provide general indemnifications pursuant to certain contracts and organizational documents. The Fund's maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

CREDIT SUISSE NEW YORK MUNICIPAL FUND
PRIVACY POLICY NOTICE (unaudited)

                     IMPORTANT PRIVACY CHOICES FOR CONSUMERS

   We are committed to maintaining the privacy of every current and prospective customer. We recognize that you entrust important personal information to us, and we wish to assure you that we take seriously our responsibilities in protecting and safeguarding this information.

   In connection with making available investment products and services to current and potential customers, we may obtain nonpublic personal information about you. This information may include your name, address, e-mail address, social security number, account number, assets, income, financial situation, transaction history and other personal information.

   We may collect nonpublic information about you from the following sources:

   - Information we receive on applications, forms, questionnaires, web sites, agreements or in the course of establishing or maintaining a customer relationship; and

   - Information about your transactions with us, our affiliates, or others.

   We do not disclose any nonpublic personal information about our customers or former customers to anyone, except with your consent or as otherwise permitted by law.

   RESTRICT INFORMATION SHARING WITH AFFILIATES: In cases where we believe that additional products and services may be of interest to you, we may share the information described above with our affiliates unless you say "No."

   / / No, please do not share personal and financial information with your affiliated companies. [If you check this box, you must send this notice back to us with your name, address and account number to Credit Suisse Funds, 466 Lexington Avenue, New York, New York 10017.]

   We may also disclose this information to firms that perform services on our behalf. These agents and service providers are required to treat the information confidentially and use it only for the purpose for which it is provided.

   We restrict access to nonpublic personal information about you to those employees, agents or other parties who need to know that information to provide products or services to you or in connection with your investments with or through us. We maintain physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

   NOTE: THIS NOTICE IS PROVIDED TO CLIENTS AND PROSPECTIVE CLIENTS OF CREDIT SUISSE ASSET MANAGEMENT, LLC ("CSAM"), CSAM CAPITAL INC., AND CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., AND SHAREHOLDERS AND PROSPECTIVE SHAREHOLDERS IN CSAM-SPONSORED AND -ADVISED INVESTMENT COMPANIES, INCLUDING CREDIT SUISSE FUNDS, AND OTHER CONSUMERS AND CUSTOMERS, AS APPLICABLE. THIS NOTICE IS NOT INTENDED TO BE INCORPORATED IN ANY OFFERING MATERIALS BUT IS MERELY A STATEMENT OF OUR CURRENT PRIVACY POLICY, AND MAY BE AMENDED FROM TIME TO TIME UPON NOTICE TO YOU. THIS NOTICE IS DATED AS OF MAY 19, 2004.

CREDIT SUISSE NEW YORK MUNICIPAL FUND
PROXY VOTING (unaudited)

   The policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities are available:

   - By calling 1-800-927-2874

   - On the Fund's website, www.csam.com/us

   - On the website of the Securities and Exchange Commission, http://www.sec.gov.

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P.O. BOX 55030, BOSTON, MA 02205-5030      [CREDIT SUISSE ASSET MANAGEMENT LOGO]
800-927-2874 - www.csam.com/us

CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., DISTRIBUTOR.       CSNYM-3-0404

ITEM 2. CODE OF ETHICS.
This item is inapplicable to a semi-annual report on Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
This item is inapplicable to a semi-annual report on Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
This item is inapplicable to a semi-annual report on Form N-CSR.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable to the registrant.

ITEM 6. SCHEDULE OF INVESTMENTS
Form N-CSR disclosure requirement not yet effective with respect to the registrant.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable to the registrant.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable to the registrant.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS
The Nominating Committee recommends Board member candidates. Shareholders of the registrant may also submit nominees that will be considered by the Committee. Recommendations should be mailed to the registrant's Secretary, c/o Credit Suisse Asset Management, LLC, 466 Lexington Avenue, New York, NY 10017. Any submission should include at a minimum the following information: the name, age, business address, residence address and principal occupation or employment of such individual; the class, series and number of shares of the registrant that are beneficially owned by such individual; the date such shares were acquired and the investment intent of such acquisition; whether such shareholder believes such individual is, or is not, an "interested person" of the registrant (as defined in the Investment Company Act of 1940) and information regarding such individual that is sufficient, in the Committee's discretion, to make such determination; and all other information relating to such individual that is required to be disclosed in solicitation of proxies for election of directors in an election contest (even if an election contest is not involved) or is otherwise required pursuant to the rules for proxy materials under the Securities Exchange Act of 1934.

ITEM 10. CONTROLS AND PROCEDURES.

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(a) As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.

(b) There were no changes in registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS.

(a)(1) Not applicable.

(a)(2) The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

(a)(3) Not applicable.

(b) The certifications of the registrant as required by Rule 30a-2(b) under the Act are an exhibit to this report.

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                                   SIGNATURES

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

          CREDIT SUISSE NEW YORK MUNICIPAL FUND

          /s/ Joseph D. Gallagher
          -----------------------
          Name:  Joseph D. Gallagher
          Title: Chief Executive Officer
          Date:  July 6, 2004


          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


          /s/ Joseph D. Gallagher
          -----------------------
          Name:  Joseph D. Gallagher
          Title: Chief Executive Officer
          Date:  July 6, 2004


          /s/ Michael A. Pignataro
          ------------------------
          Name:  Michael A. Pignataro
          Title: Chief Financial Officer
          Date:  July 6, 2004